Organization (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Jan. 30, 2023
Seed Investment Agreements
Investment Company, Changes in Net Assets [Line Items]
Maximum amount of offering	$ 7,500
Seed Investment Agreements | Class I
Investment Company, Changes in Net Assets [Line Items]
Offering price per share (in dollars per share)		$ 25
Minimum
Investment Company, Changes in Net Assets [Line Items]
Annual EBITDA of middle-market companies	10
Maximum
Investment Company, Changes in Net Assets [Line Items]
Annual EBITDA of middle-market companies	$ 250